Time deposits and short-term investments	12 Months Ended
Dec. 31, 2025
Time deposits and short-term investments.
Time deposits and short-term investments

5. Time deposits and short‑term investments

The Group’s time deposits and short-term investments consist of the following:

	As of December 31,
	2024	2025
Short-term time deposits	40,822,387	38,167,346
Short-term financial instruments	6,082,161	6,164,061
Total	46,904,548	44,331,407